Business acquisitions and disposition - Summary of Fair Value of Consideration From OUTFRONT Media Acquisition (Details) - OUTFRONT Media $ in Millions	Jun. 07, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	$ 429
Total cost to be allocated	429
Trade and other receivables	39
Other non-cash working capital	7
Assets held for sale	12
Property, plant and equipment	162
Finite-life intangible assets	62
Other non-current assets	16
Trade payables and other liabilities	(12)
Contract liabilities	(1)
Debt due within one year	(20)
Liabilities held for sale	(9)
Long-term debt	(86)
Deferred tax liabilities	(75)
Other non-current liabilities	(7)
Identifiable assets acquired (liabilities assumed), excluding cash and cash equivalents and goodwill	88
Cash and cash equivalents	11
Fair value of net assets acquired	99
Goodwill recognised as of acquisition date	$ 330